Accounts receivable	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivable

Note   8.                  Accounts receivable

The breakdown of the accounts receivable balance is detailed below:

	As at December 31,	As at December 31,
USD'000	2022	2021
Trade accounts receivable	2,269	2,656
Allowance for doubtful accounts	(50)	(50)
Total accounts receivable net of allowance for doubtful accounts	2,219	2,606

Note 8.      Accounts receivable

The breakdown of the accounts receivable balance is detailed below:

	As at December 31,	As at December 31,
USD'000	2021	2020
Trade accounts receivable	2,656	2,227
Allowance for doubtful accounts	(50)	(21)
Total accounts receivable net of allowance for doubtful accounts	2,606	2,206